Taxes on Income (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Abstract]
Schedule of income tax rate
2021 - 23%
2020 - 23%

2021 - 23%
2020 - 23%

Schedule of deferred income taxes
	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forward	$3,199	$5,746

Deferred tax asset before valuation allowance	727	1,243
Valuation allowance	(727)	(1,243)

Net deferred tax asset	$-	$-

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forward	$5,746	$687

Deferred tax asset before valuation allowance	1,243	158
Valuation allowance	(1,243)	(158)
Net deferred tax asset	$-	$-

Schedule of reconciling item between the statutory tax rate of the Company and the effective tax rate
	Year ended December 31,
	2022	2021

Net loss, as reported in the consolidated statements of comprehensive loss	$3,358	$1,625
Statutory tax rate	21%	21%
Computed “expected” tax income	705	341
Valuation allowance	(705)	(341)

Taxes on income	$-	$-

	Year ended December 31,
	2021	2020

Net loss, as reported in the consolidated statements of comprehensive loss	$1,625	$718
Statutory tax rate	21%	21%
Computed “expected” tax income	341	151
Valuation allowance	(341)	(151)
Taxes on income	$-	$-